Fair Value of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Fair Value of Financial Instruments
Schedule of estimated fair values of financial instruments outstanding

The estimated fair values of financial instruments outstanding were (in thousands):

	September 30, 2017
		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Cash and cash equivalents	$2,784	$—	$—	$2,784

	December 31, 2016
		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Cash and cash equivalents	$8,766	$—	$—	$8,766
Short-term investments:
U.S. government-sponsored enterprise bonds	$762	$—	$—	$762
Corporate notes	240	—	—	240
Total short-term investments	$1,002	$—	$—	$1,002

The estimated fair values of financial instruments outstanding were (in thousands):

	December 31, 2016
		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Cash and cash equivalents	$8,766	$—	$—	$8,766
Short-term investments:
U.S. government-sponsored enterprise bonds	$762	$—	$—	$762
Corporate notes	240	—	—	240
Total short-term investments	$1,002	$—	$—	$1,002

	December 31, 2015
		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Cash and cash equivalents	$5,640	$—	$—	$5,640
Short-term investments:
U.S. government-sponsored enterprise bonds	$6,243	$—	$—	$6,243
Municipal bonds	200	—	—	200
Corporate notes	8,171	—	(16)	8,155
Total short-term investments	$14,614	$—	$(16)	$14,598

Schedule of estimated fair values of available-for-sale securities with unrealized losses

The estimated fair values of available-for-sale securities with unrealized losses as of December 31, 2015 were (in thousands):

	December 31, 2015
		Unrealized	Fair
	Cost	Losses	Value
Short-term investments:
Corporate notes	$8,171	$(16)	$8,155
Total short-term investments	$8,171	$(16)	$8,155

Schedule of fair value hierarchy for financial assets (cash equivalents and investments)

The following table represents the Company’s fair value hierarchy for its financial assets (cash equivalents and investments) as of September 30, 2017 and December 31, 2016 (in thousands):

	September 30, 2017
	Fair Value	Level 1	Level 2	Level 3
Money market funds	$620	$620	$—	$—

	December 31, 2016
	Fair Value	Level 1	Level 2	Level 3
Money market funds	$84	$84	$—	$—
U.S. government-sponsored enterprise bonds	3,767	—	3,767	—
Municipal bonds	4,027	—	4,027	—
Corporate notes	480	—	480	—
Total assets	$8,358	$84	$8,274	$—

The following table represents the Company’s fair value hierarchy for its financial assets (cash equivalents and investments) as of December 31, 2016 and 2015 (in thousands):

	December 31, 2016
	Fair Value	Level 1	Level 2	Level 3
Money market funds	$84	$84	$—	$—
U.S. government-sponsored enterprise bonds	3,767	—	3,767	—
Municipal bonds	4,027	—	4,027	—
Corporate notes	480	—	480	—
Total assets	$8,358	$84	$8,274	$—

	December 31, 2015
	Fair Value	Level 1	Level 2	Level 3
Money market funds	$2,238	$2,238	$—	$—
U.S. government-sponsored enterprise bonds	7,525	—	7,525	—
Municipal bonds	200	—	200	—
Corporate notes	8,255	—	8,255	—
Certificates of deposit	240	—	240	—
Total assets	$18,458	$2,238	$16,220	$—

Schedule of cost and fair value of investments based on maturity groups

Cost and fair value of investments based on two maturity groups were (in thousands):

	December 31, 2016
		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Due within 1 year	$1,002	$—	$—	$1,002

	December 31, 2015
		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Due within 1 year	$14,614	$—	$(16)	$14,598